Property and Equipment, Net	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 8 — Property and Equipment, Net
The components of property and equipment, net are:

	As of September 30,
	2022	2021

Computers, related equipment and software	$1,267,230	$1,195,787
Building and land(1)	392,110	291,262
Leasehold improvements	199,972	244,858
Furniture, fixtures and other	64,025	55,353

Property and equipment, gross	1,923,337	1,787,260
Less accumulated depreciation	(1,129,050)	(1,088,492)

Property and equipment, net	$794,287	$698,768

(1)	For more details, please see also Note 2.
Total depreciation expense for fiscal years 2022, 2021 and 2020, was $127,447, $125,014 and $117,632,
respectively. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.
As of September
 30, 2022 and 2021, the costs, net of accumulated depreciation of software assets developed for internal use were $154,731 and $165,529, respectively.